Leasing (Details) - Schedule of Lease Liability - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liability [Abstract]
Balance at beginning	₪ 648	₪ 1,562
Additions	1,129
Interest expenses	22	43
Lease payments	(467)	(467)
Balance at ending	₪ 1,332	₪ 648